LAND USE RIGHTS (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible assets [Line Items]
Short-term bank borrowings	$ 377.4	$ 255.6
Long-term bank borrowings	420.0	429.2
Amortization expense	3.4	5.3	$ 7.6
Estimated amortization expense
2017	3.3
2018	3.1
2019	2.9
2020	0.6
2021	0.2
Land use rights [Member]
Intangible assets [Line Items]
Amortization expense	1.1	1.1
Estimated amortization expense
2017	1.3
2018	7.2
2019	7.2
2020	7.2
2021	7.2
Guaranteed by the company and other subsidiaries of the Group [Member]
Intangible assets [Line Items]
Short-term bank borrowings	89.5
Guaranteed by the company and other subsidiaries of the Group [Member] | Land use rights [Member]
Intangible assets [Line Items]
Net book value of asset pledged	23.4	33.6
Short-term bank borrowings	$ 89.5	104.1
Long-term bank borrowings		$ 7.2